Commitments and Contingencies - Additional Information (Details) € in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) Vessel Berth	Mar. 31, 2025 Vessel	Jun. 30, 2025 USD ($) Vessel Berth	Dec. 31, 2024 USD ($) EuroUsd	Dec. 31, 2023 USD ($) Berth Vessel	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2025 EUR (€) Rate m³	Dec. 31, 2023 EUR (€)
Disclosure of commitments and contingencies [line items]
Number of vessels			84
Loan amount | €								€ 167.5
Loan agreements, term, description			The loan has a term of 102 months from the date of drawdown
Export credit agency premium percentage						100.00%	100.00%
Contractual payments for the initial term of nine seasons | $				$ 23,000,000	$ 24,900,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price			80.00%
Hermes
Disclosure of commitments and contingencies [line items]
Percentage of guarantee					95.00%
Loan Agreements
Disclosure of commitments and contingencies [line items]
Loan amount | €									€ 167.5
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price						80.00%	80.00%
Lease Agreement for Buildings and Docking
Disclosure of commitments and contingencies [line items]
Initial lease term				13 years
Additional lease term				10 years
Euro to USD exchange rate | EuroUsd				1.15
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³								57,000
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $			$ 60.3
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $			$ 81.3
Delivery in 2025 | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Scheduled delivery period					2025
Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate								1.15
Longships | Delivery in 2026
Disclosure of commitments and contingencies [line items]
Scheduled delivery period					2026
Longship-Seine | Delivery in 2025
Disclosure of commitments and contingencies [line items]
Scheduled delivery period					2025
First Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons | $	$ 29,200,000
Second Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons | $	$ 29,800,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels			19
River Vessels | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Number of berths | Berth					80
River Vessels | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of vessels	2
Number of berths | Berth	80
River Vessels | Delivery Between 2025 and 2027
Disclosure of commitments and contingencies [line items]
Number of river vessels build			6
Number of additional vessels			2
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of vessels			1
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels			3
Number of river vessels scheduled for delivery					4
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels			5
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of vessels			1
Number of river vessels scheduled for delivery					1
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate								1.15
Viking New Building Program | River Vessels | Longship-Douro | Ship Building Contract | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of vessels		1
Delivery period		2027
Viking New Building Program | River Vessels | Longships | Ship Building Contract | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of vessels		4
Delivery period		2027
Viking New Building Program | River Vessels | Longships | Ship Building Contract | Delivery in 2028
Disclosure of commitments and contingencies [line items]
Number of vessels		4
Delivery period		2028
Ocean Newbuilding Program
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate								1.15
Number of berths | Berth			998